Annual Total Returns- DWS Small Mid Cap Value VIP (Class A) [BarChart] - Class A - DWS Small Mid Cap Value VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.08%)	13.77%	35.24%	5.53%	(1.91%)	16.89%	10.52%	(16.01%)	21.51%	(0.80%)